UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

May 12, 2005           John W. Fisher		  Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 22

Form 13F Information Table Value Total:	$219,372,882.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.













Market


Security

Type

Quantity

Cusip

Value

Voting











3M COMPANY

com

292714

88579Y101

25082657

sole
PROCTER & GAMBLE

com

396444

742718109

21011532

sole
DUPONT

com

331608

263534109

16991594

sole
CATERPILLAR

com

169596

149123101

15507858

sole
EXXON MOBIL

com

252758

30231G102

15064369

sole
GENERAL ELECTRIC

com

377344

369604103

13607025

sole
CITIGROUP

com

289137

172967101

12993810

sole
UNITED PARCEL SERVICE CL B
com

157183

911312106

11433491

sole
AMERICAN EXPRESS

com

217928

025816109

11194961

sole
IBM

com

121890

459200101

11138354

sole
ALTRIA GROUP, INC.

com

169776

02209S103

11101668

sole
KIMBERLY CLARK CORP.

com

156999

494368103

10319544

sole
CEF ISHARES RUSSELL

com

152573

464287598

10040829

sole
CHEVRONTEXACO

com

167306

166764100

9755613

sole
SBC COMMUNICATIONS, INC.

com

363271

78387G103

8605890

sole
BANK OF AMERICA CORPORATION
com

111751

060505104

4928219

sole
JP MORGAN

com

127919

46625H100

4425997

sole
MERCK

com

107100

589331107

3466826

sole
TIME WARNER INC COM

com

90250

887317105

1583888

sole
ALLSTATE

com

11744

020002101

634881

sole
SPYDER

com

2353

78462F103

277560

sole
JOHNSON & JOHNSON

com

3072

478160104

206316

sole
